Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Risk-Based Capital Ratios

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2014 and 2013.

REGULATORY CAPITAL LEVELS

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions(1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2014
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$317,945	19.25%	$132,147	8.00	N/A
Sun National Bank	286,374	17.37	131,876	8.00	$164,844	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	276,349	16.73	66,073	4.00	N/A
Sun National Bank	265,728	16.12	65,938	4.00	98,907	6.00
Leverage Ratio:
Sun Bancorp, Inc.	276,349	10.06	109,894	4.00	N/A
Sun National Bank	265,728	9.68	109,760	4.00	137,200	5.00

December 31, 2013
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$332,295	14.41%	$184,494	8.00%	N/A
Sun National Bank	314,107	13.65	184,070	8.00	$230,088	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	284,781	12.34	92,247	4.00	N/A
Sun National Bank	284,257	12.40	92,035	4.00	138,053	6.00
Leverage Ratio:
Sun Bancorp, Inc.	284,781	8.99	126,682	4.00	N/A
Sun National Bank	285,257	9.02	126,479	4.00	158,099	5.00

(1)	Not applicable for bank holding companies.